Other Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Financial Assets [Abstract]
Summary of Other Assets

(in millions €)	December 31, 2023	December 31, 2022
Deferred expenses	313.2	120.0
Sales tax receivable	5.2	93.8
Prepayments related to CRO and CMO contracts	—	35.3
Other	45.9	29.3
Total	364.3	278.4
Total current	280.9	271.9
Total non-current	83.4	6.5